Interest in subsidiaries (Detail) - BMSC Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 228,865
Non-current assets	857,487
Current liabilities	66,546
Non-current liabilities	66,665
Net assets attributable to non-controlling interest	149,347
BMSC [Member]
Statement Line Items [Line Items]
Current assets	123,174	$ 116,141
Non-current assets	349,237	435,943
Current liabilities	(50,731)	(57,098)
Non-current liabilities	(66,663)	(82,776)
Net assets	355,017	412,210
Net assets attributable to non-controlling interest	$ 142,008	$ 164,884